Consolidated Balance Sheet (Parenthetical) (USD $)	Sep. 30, 2012	Mar. 31, 2012
Consolidated Balance Sheet [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	63,555,635	58,354,775
Common stock, shares outstanding	63,555,635	58,354,775
Preferred stock, par value per share	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding